Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' Equity

(15)Stockholders’ Equity

(a)Common Stock

As of December 31, 2023 and 2022, the Company’s authorized shares of common stock were 400,000,000 and 30,898,162, respectively. As of December 31, 2023, the Company had reserved the following shares of common stock for future issuance in connection with the conversion of shares of Preferred Stock, at the applicable conversion rates (see Note (14) Convertible Preferred Stock) and upon the exercise of certain options and warrants:

Preferred stock:	2023	2022
Series A convertible preferred stock (assuming maximum conversion)	25,237,155	—
Series A‑1	—	152,188
Series A‑2	—	675,638
Series A‑3	—	712,198
Series A‑4	—	148,834
Series A‑5	—	868,487
Series A‑6	—	953,163
Series B	—	8,059,581
Series B‑1	—	1,936,284
Series B‑2	—	706,243
Total preferred stock	25,237,155	14,212,616
Warrants:
Public Warrants	8,333,333	—
Private Placement Warrants	5,933,333	—
Warrants to purchase Series A‑5 preferred stock	—	5,010
Warrants to purchase Series A‑6 preferred stock	—	6,179
Warrants to purchase Series B preferred stock	—	42,354
Warrants to purchase Series B‑3 preferred stock	—	2,824,974
Total Warrants	14,266,666	2,878,517
Employee Stock Purchase Plan	1,396,252	—
Equity Awards:
Stock options and restricted stock units outstanding	3,666,234	1,671,076
Shares available for future grant	3,515,303	432,413
Total Equity Awards	7,181,537	2,103,489
Grand Total	48,081,610	19,194,622

(b)Equity Awards

We currently maintain the 2023 Equity Incentive Plan (the “2023 Plan”), which our Board of Directors and stockholders approved in connection with the Business Combination, for purposes of granting equity - based incentive awards to our employees and consultants, including our executive officers and directors. Prior to the Business Combination, TriSalus granted equity incentive awards under the 2009 Amended and Restated Equity Incentive Plan (the “2009 Plan”). The 2009 Plan will not be used following the Business Combination. However, any awards granted under the 2009 Plan remain subject to the terms of the 2009 Plan and the applicable award agreement. Historically, we have used options as an incentive for long - term compensation to our executive officers because options allow our executive officers to realize value from this form of equity compensation only if the value of the underlying equity securities increase relative to the option’s exercise price, which exercise price is set at the fair market value of the underlying equity securities on the grant date.

The 2009 Plan and the 2023 Plan are administered by our chief executive officer and chief financial officer, who act on the recommendation of managers of the Company to select the individuals to whom the awards will be granted and to determine the amount and vesting period for the grants. All grants are subject to approval by the board of directors.

As of December 31, 2023, the balances under the two plans are below.

	December 31, 2023
	Authorized	Outstanding	Available for Issue
2009 Plan	1,596,529	1,596,529	—
2023 Plan	5,585,008	2,069,705	3,515,303
Total	7,181,537	3,666,234	3,515,303

2009 Equity Incentive Plan

As of December 31, 2023 and 2022, there were in total 1,532,356 and 1,671,076, respectively, stock options issued and outstanding under the 2009 Plan. The 2009 Plan was originally set to expire on July 28, 2019, the ten-year anniversary of its establishment, however, the ten-year life automatically renews each time the plan is amended to increase the authorized shares. The most recent amendment was on September 15, 2022, so the revised expiration date of the 2009 Plan is September 15, 2032. During the year ended December 31, 2023, we granted 279,306 options with a weighted average fair value of $5.60. At December 31, 2023, no options to purchase shares of common stock were available for grant.

Stock options are granted with an exercise price equal to the estimated fair value of the stock at the date of grant. Prior to the Business Combination, the fair value was determined by a third-party valuation performed in accordance with IRS Section 409A. No awards have been granted subsequent to the Business Combination, as the 2009 Plan was frozen and replaced by the 2023 Plan (see below). Options generally have a ten-year contractual term and typically have graded vesting over one to four years.

The following table summarizes activity for options issued to employees, consultants, and directors under the 2009 Plan:

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise	contractual
	shares	price	life
Options outstanding at January 1, 2022	1,307,080	$1.22	8.4
Granted	550,049	2.43	—
Exercised	(82,879)	0.81	—
Forfeiture	(103,174)	1.22	—
Options outstanding at December 31, 2022	1,671,076	1.62	8.2
Granted	279,306	10.30	—
Exercised	(222,627)	0.94	—
Forfeiture	(195,399)	5.46	—
Options outstanding at December 31, 2023	1,532,356	2.78	7.5

The following table summarizes certain information about all options outstanding under the 2009 Plan as of December 31, 2023.

	Options outstanding		Options Exercisable
		Weighted
	Number	average	Number
	outstanding at	remaining	exercisable at
	December 31,	contractual	December 31,
Exercise Price	2023	life	2023
$0.41	326,589	7.03	272,169
$1.22	200,832	4.18	200,832
$2.03	7,415	3.55	7,415
$2.43	810,855	8.19	307,567
$3.65	4,250	2.89	4,250
$10.30	182,415	9.38	5,002
Total	1,532,356	7.50	797,235

2009 Plan	2023	2022
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	53%	32%
Expected term (years)(1)	6.0 – 6.2	5.6 – 6.2
Risk-free interest rate	4.2%	2.76%
(1)

Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.

We granted 177,973 options to members of the Board of Directors and other non-employees during the year ended December 31, 2022.

Recognized compensation expense under the 2009 Plan for employees and nonemployees in 2023 was $245, which was predominately included in general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2023, there was $873 of unrecognized compensation expense related to unvested share - based compensation arrangements granted under the equity incentive plan. The December 31, 2023, balance will be recognized over a weighted average period of 1.5 years.

2023 Equity Incentive Plan

Under the 2023 Plan, the Company’s Board may grant equity-based incentive awards to employees, consultants and other service providers of the Company and its affiliates within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended. Initially, 5,585,008 shares were authorized under the 2023 Plan. In addition, the share reserve will automatically increase on January 1 of each year for a period of ten years, commencing on January 1, 2024, and ending on January 1, 2033, in an amount equal to (1) five percent of the total number of shares of the fully diluted Common Stock determined on December 31 of the preceding year, or (2) a lesser number of shares of Common Stock determined by our Board prior to January 1 of a given year. During the year ended December 31, 2023, we granted 2,100,307 options with a weighted average fair value of $4.08. The 2023 Plan will expire on August 10, 2033, unless modified by the Board of Directors or a duty authorized committee thereof.

Our Board, or a duly authorized committee thereof, administers the 2023 Plan. Our Board may also delegate to one or more of our officers the authority to, among other things, (1) designate employees (other than officers) to receive specified stock awards and (2) determine the number of shares subject to such stock awards. Under the 2023 Plan, the Board has the authority to determine award recipients, grant dates, the numbers and types of stock awards to be granted, the applicable fair market value and exercise price, and the provisions of each stock award, including the exercise period and the vesting schedule applicable to a stock award, subject to the limitations of the 2023 Plan.

Stock options are granted with an exercise price no less than 100% of the estimated fair value of a share of Common Stock at the date of grant.

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2023.

Weighted average
	Number of	Weighted average	remaining
	shares	exercise price	contractual life
Options outstanding at January 1, 2022	—	$—	—
Granted	—	—	—
Exercised	—	—	—
Forfeiture	—	—	—
Options outstanding at December 31, 2022	—	—	—
Granted	2,100,307	7.32	—
Exercised	—	—	—
Forfeiture	(30,602)	4.79	—
Options outstanding at December 31, 2023	2,069,705	7.36	9.7

We granted 278,000 options to members of the Board of Directors and other non-employees during the year ended December 31, 2023.

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2023.

	Options outstanding		Options Exercisable
	Number	Weighted average	Number
	outstanding at	remaining	exercisable at
Exercise Price	December 31, 2023	contractual life	December 31, 2023
$4.60	150,556	9.83	—
$4.78	866,000	9.69	—
$4.95	112,649	9.77	1,324
$6.70	195,000	9.66	—
$7.92	40,000	9.97	—
$11.34	245,000	9.61	—
$11.51	172,500	9.62	—
$12.00	288,000	9.61	—
Total	2,069,705	9.68	1,324

2023 Plan	2023
Valuation assumptions:
Expected dividend yield	—%
Expected volatility	53%
Expected term (years)(1)	6.0 - 6.2
Risk-free interest rate	4.2%

Recognized compensation expense under the 2023 Plan for employees and nonemployees in 2023 was $724, which was predominately included in general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2023, there was $7,766 of unrecognized compensation expense related to unvested share-based compensation arrangements granted under the equity incentive plan. The December 31, 2023, balance will be recognized over a weighted average period of 3.6 years.

Restricted Stock

Pursuant to both the 2009 and 2023 Plans, we issue restricted stock unit awards (“RSUs”) and satisfy such grants through the issuance of new shares. RSUs are share awards that, upon vesting, will deliver to the holder shares of our common stock at specified vesting dates. Typically, RSUs vest over four years, with 25% of the awarded units vesting at each annual anniversary of the grant date.

The following table summarize activity for RSUs issued to employees and directors under the 2009 Plan. As of December 31, 2023, no RSUs had been granted under the 2023 Plan:

	Restricted	Weighted-Average	Weighted average
	Stock Units	Grant-Date Fair	remaining
Restricted Stock:	(RSU)	Value per Share	contractual life
Beginning Outstanding	—	$—	—
Awarded	184,018	10.30	—
Released	(25,091)	10.30	—
Forfeited	(94,754)	10.30	—
RSUs outstanding at December 31, 2023	64,173		1.8

Recognized compensation expense for RSUs for employees and nonemployees in 2023 was $433, which was predominately included in general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2023, there was $609 of unrecognized compensation expense related to unvested RSUs. The December 31, 2023, balance will be recognized over a weighted average period of 1.5 years.

(c)Employee Stock Purchase Plan

We maintain an Employee Stock Purchase Plan (“ESPP”), which provides our eligible employees and certain designated companies with an opportunity to purchase shares of Common Stock, to assist us in retaining the services of eligible employees, to secure and retain the services of new employees and to provide incentives for such persons to exert maximum efforts for our success. The ESPP will become active in 2024. There are 1,396,252 shares of Common Stock reserved for issuance under the ESPP. The number of shares of Common Stock reserved for issuance under the ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2024, and continuing through and including January 1, 2033, by an amount equal to the lesser of (a) two percent (2%) of the total number of shares of the Fully Diluted Common Stock determined on December 31 of the preceding year, and (b) 200% of the Initial Share Reserve.